SHARE-BASED COMPENSATION - Schedule of Non-Vested Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0.93	$ 0.93
Granted, grant date fair value (in dollars per share)	1.52	0.93
Exercised (in dollars per share)	0	0
Forfeited, expired and cancelled (in dollars per share)	0.35	0
Vested (in dollars per share)	0.62
Ending balance (in dollars per share)	$ 1.25	$ 0.93
Number of shares
Beginning balance (in shares)	10,930	5,000
Granted (in shares)	4,165	5,930
Exercised (in shares)	0	0
Forfeited, expired and cancelled (in shares)	(1,985)	0
Vested (in shares)	(5,115)
Ending balance (in shares)	7,995	10,930